Warrants (Details) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	67,299,982
Weighted- Average Exercise Price, Beginning Balance	$ 4.31
Weighted-Average Remaining Contractual Term (Years)	3 years 8 months 19 days	3 years 11 months 19 days
Aggregate Intrinsic Value, Beginning Balance	$ 65,096
Number of Shares, Granted
Weighted- Average Exercise Price, Granted
Number of Shares, Exercised
Weighted- Average Exercise Price, Exercised
Number of Shares, Forfeited and expired
Weighted- Average Exercise Price, Forfeited and expired
Number of Shares, Ending Balance	67,299,982	67,299,982
Weighted- Average Exercise Price, Ending Balance	$ 4.31	$ 4.31
Aggregate Intrinsic Value, Ending Balance	$ 17,745	$ 65,096
Number of Shares, Options vested and exercisable	66,399,982
Weighted- Average Exercise Price, Options vested and exercisable	$ 4.31
Weighted-Average Remaining Contractual Term (Years), Options vested and exercisable	3 years 8 months 19 days
Aggregate Intrinsic Value, Options vested and exercisable	$ 17,367